Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of shares to be delivered and actual number of shares delivered, former Directors (Details) - Retired executive directors - shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred conditional variable remuneration plan (2015)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	92,557
Deferred conditional variable remuneration plan (2015) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0
Performance shares plan ILP (2015)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	0
Deferred conditional variable remuneration plan and linked to objectives (2016)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	60,251	60,254
Deferred conditional variable remuneration plan and linked to objectives (2016) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	60,251
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	33,783	32,330
Deferred conditional variable remuneration plan and linked to objectives (2017) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	33,783	64,659
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	18,272	54,821
Deferred conditional variable remuneration plan and linked to objectives (2018) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	36,543	164,462
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	32,698	32,698
Deferred conditional variable remuneration plan and linked to objectives (2019) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	98,092	130,790
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	0
Deferred conditional variable remuneration plan and linked to objectives (2020) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0